UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Southpoint Capital Advisors LP
Address: 623 Fifth Avenue
         Suite 2601
         New York, New York  10022

13F File Number:  28-11745

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John S. Clark II
Title:     Manager of the General Partner
Phone:     212.692.6350

Signature, Place, and Date of Signing:

     John S. Clark II     New York, New York     November 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     43

Form13F Information Table Value Total:     $1,304,090 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADHEREX TECHNOLOGIES INC       COM NEW          00686R200     3735 41504000 SH       SOLE                 41504000
ADHEREX TECHNOLOGIES INC       COM NEW          00686R200     1868 20752000 SH  CALL SOLE                 20752000
AMARIN CORP PLC                SPONS ADR NEW    023111206      234   259901 SH  CALL SOLE                   259901
AMERICAN SUPERCONDUCTOR CORP   COM              030111108     2121    90000 SH  PUT  SOLE                    90000
AMERICAN SUPERCONDUCTOR CORP   COM              030111108     4366   185246 SH       SOLE                   185246
BROADRIDGE FINL SOLUTIONS IN   COM              11133T103    99222  6447196 SH       SOLE                  6447196
CAL MAINE FOODS INC            COM NEW          128030202     5562   202679 SH       SOLE                   202679
CF INDS HLDGS INC              COM              125269100    34298   375000 SH       SOLE                   375000
COMPANHIA VALE DO RIO DOCE     SPONSORED ADR    204412209    36385  1900000 SH       SOLE                  1900000
CSX CORP                       COM              126408103    28998   531400 SH       SOLE                   531400
DOLLAR FINL CORP               COM              256664103    32431  2107257 SH       SOLE                  2107257
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109     7128   250000 SH       SOLE                   250000
FUEL TECH INC                  COM              359523107     6777   374636 SH       SOLE                   374636
GENWORTH FINL INC              COM CL A         37247D106     4366   507080 SH       SOLE                   507080
GRAHAM CORP                    COM              384556106     9197   170000 SH       SOLE                   170000
GRAPHIC PACKAGING HLDG CO      COM              388689101     5000  2000000 SH       SOLE                  2000000
GRUPO AEROPORTUARIO DEL SURE   SPON ADR SER B   40051E202    71041  1430541 SH       SOLE                  1430541
GRUPO TELEVISA SA DE CV        SP ADR REP ORD   40049J206    79514  3635775 SH       SOLE                  3635775
GULFPORT ENERGY CORP           COM NEW          402635304    42588  4237621 SH       SOLE                  4237621
INNERWORKINGS INC              COM              45773Y105     5131   462635 SH       SOLE                   462635
LEVEL 3 COMMUNICATIONS INC     COM              52729N100     1890   700000 SH       SOLE                   700000
LINDSAY CORP                   COM              535555106    15969   219501 SH       SOLE                   219501
LORILLARD INC                  COM              544147101   112268  1577911 SH       SOLE                  1577911
MARTEK BIOSCIENCES CORP        COM              572901106    11855   377298 SH       SOLE                   377298
MASTERCARD INC                 CL A             57636Q104   144497   814850 SH       SOLE                   814850
MEDICINOVA INC                 COM NEW          58468P206      454   200000 SH       SOLE                   200000
NEOSTEM INC                    COM NEW          640650305      200   200000 SH  CALL SOLE                   200000
NEOSTEM INC                    COM NEW          640650305      450   450000 SH       SOLE                   450000
NEOSTEM INC                    *W EXP 07/16/201 640650115        4   125000 SH       SOLE                   125000
NEXMED INC                     COM              652903105      512  4261715 SH  CALL SOLE                  4261715
NEXMED INC                     COM              652903105      441  3666237 SH       SOLE                  3666237
NICHOLAS FINANCIAL INC         COM NEW          65373J209     4767   942019 SH       SOLE                   942019
NORTHWEST PIPE CO              COM              667746101    21498   492844 SH       SOLE                   492844
NYMOX PHARMACEUTICAL CORP      COM              67076P102    16424  2932780 SH       SOLE                  2932780
ORION ENERGY SYSTEMS INC       COM              686275108     7541  1344274 SH       SOLE                  1344274
SPDR TR                        UNIT SER 1       78462F103   150787  1300000 SH  PUT  SOLE                  1300000
TEEKAY CORPORATION             COM              Y8564W103    19638   744439 SH       SOLE                   744439
TERNIUM SA                     SPON ADR         880890108    44923  2546634 SH       SOLE                  2546634
TERRA NITROGEN CO L P          COM UNIT         881005201     9203    83775 SH       SOLE                    83775
UNION PAC CORP                 COM              907818108   161021  2262800 SH       SOLE                  2262800
VIROPHARMA INC                 COM              928241108     7568   576801 SH       SOLE                   576801
WELLPOINT INC                  COM              94973V107    88465  1891500 SH       SOLE                  1891500
WELLS FARGO & CO NEW           COM              949746101     3753   100000 SH       SOLE                   100000